Pension Schemes - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) Y	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Postemployment benefit expense defined benefit plans [Abstract]
Minimum contribution percentage defined benefit plan Belgium	7.00%
Minimum variable return contribution from 1 January 2016	1.75%
Maximum variable return contribution from 1 January 2016	3.75%
Rate variable return employer	1.75%
Legal return on employee contributions paid until 31 December 2015	3.75%
Legal return on employer contributions paid until 31 December 2015	3.25%
Minimum return insurance companies until 1998	4.75%
Minimum return insurance companies from 1999	3.25%
Minimum return insurance companies since 2013	0.50%
Maximum return insurance companies since 2013	2.25%
Minimum current return insurance companies	0.50%
Maximum current return insurance companies	1.50%
Weighted average duration until pension age for the Belgian plan | Y	17
Postemployment benefit expense defined benefit plans	€ 260,000	€ 171,000
Provision net benefit obligation	80,000	37,000
Non-current recognised liabilities defined benefit plan	80,000	€ 37,000	€ 30,000
Expected employer contributions	€ 166,000